income taxes - Rate reconciliations (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of effective tax rate
Income taxes computed at applicable statutory rates	$ 117	$ 113	$ 236	$ 243
Revaluation of deferred income tax liability to reflect future income tax rates		(2)		(5)
Adjustments recognized in the current period for income taxes of prior periods	(14)	4	(14)	4
Non-deductible amounts	6	6	12	10
Other	2	(4)	9	4
Income taxes	$ 111	$ 117	$ 243	$ 256
Reconciliation of effective tax rate (as a percent)
Applicable statutory rate (as a percent)	25.70%	26.20%	25.70%	26.30%
Tax rate effect for revaluation of deferred income tax liability to reflect future income tax rates (as a percent)		(0.50%)		(0.50%)
Tax rate effect for adjustments recognized in the current period for income taxes of prior periods (as a percent)	(3.00%)	0.90%	(1.50%)	0.40%
Tax rate effect for non-deductible amounts (as a percent)	1.30%	1.40%	1.30%	1.10%
Tax rate effect for other (as a percent)	0.40%	(0.90%)	0.90%	0.40%
Tax rate for Income tax expense per Consolidated statements of income and other comprehensive income (as a percent)	24.40%	27.10%	26.40%	27.70%